Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid in Capital	Unearned Compensation	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2019	$ 17,710		$ 28,369,076		$ 27,472,766	$ (1,914,232)	$ (9,807)	$ 53,935,513
Balance (in Shares) at Dec. 31, 2019	17,710,471
Capital contributed by shareholder			4,550,000					4,550,000
Net income (loss)					(6,146,196)			(6,146,196)
Foreign currency translation income (loss)						(679,291)		(679,291)
Private placement	$ 1,049		6,502,329					6,503,378
Private placement (in Shares)	1,048,932
Shares issued for shares based compensation	$ 233		1,721,637	(1,721,870)
Shares issued for shares based compensation (in Shares)	233,000
Shares based compensation				860,457,000,000				860,457,000,000
Balance at Jun. 30, 2020	$ 18,992		41,143,042	(861,413)	21,326,570	2,593,523	(9,807)	59,023,861
Balance (in Shares) at Jun. 30, 2020	18,992,403
Balance at Dec. 31, 2020	$ 20,555		59,472,255	(624,455)	14,380,976	3,593,188	3,094,879	79,937,398
Balance (in Shares) at Dec. 31, 2020	20,555,129
Net income (loss)					10,386,228		93,855	10,480,083
Foreign currency translation income (loss)						318,858	169	319,027
Shares based compensation				247,565,000,000				247,565,000,000
Balance at Jun. 30, 2021	$ 20,555		$ 59,472,255	$ (376,890)	$ 24,767,204	$ 3,912,046	$ 3,188,903	$ 90,984,073
Balance (in Shares) at Jun. 30, 2021	20,555,129